--------------------------------------------------------------------------------
                                            October 31, 1999
--------------------------------------------------------------------------------

Farmers
Money Market Portfolio:
Retail Shares

Semiannual Report

A mutual fund seeking to provide maximum current income to the extent consistent with stability of capital. The Portfolio invests exclusively in high quality money market instruments.

                                            [LOGO] FARMERS(R)
                                            FINANCIAL SERVICES

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(BLANK PAGE)

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Retail Money Market Shares

--------------------------------------------------------------------------------
Date of Inception: 1/22/99      Total Net Assets as of 10/31/99: $5,022 thousand
--------------------------------------------------------------------------------

Table of Contents

Letter to the Shareholders .........................   4

Investment Portfolio ...............................   6

Financial Statements ...............................  11

Financial Highlights ...............................  14

Notes to Financial Statements ......................  15

Officers and Trustees ..............................  18

Letter to the Shareholders

Dear Shareholders,

      We appreciate your decision to invest in the Money Market Portfolio:
Retail Shares. To provide you with an update of holdings and financial highlights, on the following pages you'll find the semiannual report for the six-month period ended October 31, 1999.

      During the past six months, the portfolio registered solid performance and achieved its objective of providing maximum current income while maintaining the stability of principal.

                                                          [PHOTO]
                                                          Frank J. Rachwalski
                                                          Vice President and
                                                          Lead Portfolio Manager

Economic Review and Outlook

      The U.S. economy maintained its strong rate of growth in 1999, as tame inflation and low unemployment figures boosted consumer confidence. The Federal Reserve Board of Governors (the Fed) continued to take measures to tighten monetary conditions due to mounting concerns that the rapid growth of the economy would spark inflationary pressures. Overseas, a number of the developed economies continued to rebound, most notably those of Japan and Europe. These factors translated into increased worldwide growth and capital demand, and helped build the expectation that the Gross Domestic Product will continue to expand at or above a 4% rate. Although we anticipate that a relatively strong pace of economic growth will continue into the new year, we also expect that subdued levels of inflation will support a favorable interest rate environment.

      In light of these developments, we plan to take a relatively defensive approach with respect to the portfolio's average maturity, although we remain on the lookout for attractive opportunities to extend maturities and enhance performance.

      Going forward, we intend to maintain our focus on high current income and stability of principal. Thank you again for your investment. We look forward to serving your investment needs for years to come.


/s/ Frank J. Rachwalski

Frank J. Rachwalski
Vice President and Lead Portfolio Manager

December 15, 1999

      Frank J. Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of Cash Account Trust. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Portfolio Results

For the six-month period ended October 31, 1999

                                 Net Annualized Yield
                                 --------------------
     Retail Money Market Shares          4.55%

Notes

The net yield is the sum of the daily dividend rates for the period, then annualized. Yields are historical, may fluctuate, and do not guarantee future performance.

Like all money market funds, an investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Investment Portfolio as of October 31, 1999 (Unaudited)

                                                                       Value ($)
                                                                  (in thousands)
--------------------------------------------------------------------------------
Corporate Obligations 75.5%
--------------------------------------------------------------------------------

Banking 10.8%

Bank of Nova Scotia, 5.83%, 2/03/00 ..............................    35,000
Bank One Corp., 5.44%-6.11%, 11/4/99-1/5/00 (a) ..................    34,988
Banque Nationale de Paris, 5.32%-5.42%, 12/20/99-12/22/99 ........    30,971
COFCO Capital Corp., 5.39%, 11/18/99 .............................    34,911
Lloyds TSB Bank, 5.42%, 12/30/99 .................................    34,693
Merita N.A., Inc., 5.57%, 1/19/00 ................................    24,703
National Bank of Canada, 6.06%, 1/26/00 ..........................    34,503
Nordebanken N.A., Inc., 5.97%, 2/1/00 ............................    14,776
Northern Rock PLC, 5.50%-5.56%, 12/14/99-1/21/00 (a) .............    59,744
Royal Bank of Scotland, 6.04%, 2/17/00 ...........................    34,379
Spintab AB, 5.28%-6.00%, 11/15/99-3/9/00 .........................    34,551
SwedBank Inc., 6.07%, 2/14/00 ....................................    39,306
UBS Finance Inc., 5.04%-5.07%, 12/13/99-12/22/99 .................    34,787
Wells Fargo & Co., 5.38%, 12/29/99 (a) ...........................    31,990
                                                                     -------
                                                                     479,302
                                                                     -------
Business Loans 19.5%

Asset Securitization Cooperative Corp., 6.1%, 1/24/00 ............    34,510
Corporate Asset Funding, 6.11%, 1/24/00 ..........................    34,508
Corporate Receivables Corp., 6.12%, 01/18/00 .....................    34,543
Delaware Funding Corp., 5.40%, 11/10/99 ..........................    34,953
Eureka Securitization, Inc., 5.41%, 11/23/99 .....................    34,885
Falcon Asset Securitization Corp., 6.21%, 1/19/00 ................    34,531
International Securitization Corp., 5.46%-6.04%, 11/2/99-2/24/00 .    34,472
Intrepid Funding Corp., 5.99%-6.06%, 2/29/00-3/1/00 ..............    34,313
Kitty Hawk Funding Corp., 5.38%, 11/22/99 ........................    34,891
Lexington Parker Capital Co., 6.00%, 2/11/00 .....................    34,420
Mont Blanc Capital Corp., 6.10%, 2/14/00-2/15/00 .................    34,387
Monte Rosa Capital Corp., 6.00%, 2/4/00 ..........................    34,458
New Center Asset Trust Two, 5.36%, 11/19/99 ......................    34,907
Old Line Funding Corp., 5.39%, 11/23/99 ..........................    33,576
Park Avenue Receivables, 5.98%-6.16%, 1/11/00-2/16/00 ............    31,071
Preferred Receivables Funding Corp., 6.00%, 1/31/00 ..............    34,481
Quincy Capital Corp., 5.40%, 11/10/99 ............................    34,953
Receivables Capital Corp., 5.32%, 11/5/99 ........................    34,869

                                                                       Value ($)
                                                                  (in thousands)
--------------------------------------------------------------------------------
Sheffield Receivables Corp., 5.40%-5.42%, 11/22/99-11/29/99 ......    44,848
SMM Trust 1999-A, 6.30%, 1/15/00 (a) .............................    70,000
Sweetwater Capital Corp., 6.15%, 4/27/00 .........................    26,385
Thunder Bay Funding, Inc., 5.41%, 11/19/99 .......................    34,906
WCP Funding, Inc., 5.44%, 12/1/99 ................................    34,842
Wood Street Funding Corp., 5.43%-5.46%, 11/18/99-12/17/99 ........    30,770
                                                                     -------
                                                                     860,479
                                                                     -------
Capital, Auto, and Equipment Lending 6.4%

Ace Overseas Corp., 6.00%, 3/10/00 ...............................    34,263
American Honda Finance Corp., 5.46%, 12/20/99 (a) ................    29,991
Atlantis One Funding, 5.79%, 1/24/00 .............................    19,737
Caterpillar Financial Services Corp., 5.27%-5.42%,
 11/11/99-12/10/99 (a) ...........................................    25,002
Centric Capital Corp., 6.09%, 1/19/00 ............................    34,541
DaimlerChrysler, 6.01%, 3/27/00 ..................................    30,261
FCAR Owner Trust One, 6.11%, 1/10/00 .............................    19,766
Ford Motor Credit Co., 5.43%-5.50%, 11/18/99-12/30/99 (a) ........    34,972
Fountain Square Commercial Funding Corp., 6.15%, 1/18/00 .........    24,486
IBM Credit Corp., 5.07%, 3/22/00 (a) .............................     9,998
John Deere Capital Corp., 5.40%, 11/1/99 (a) .....................    19,996
                                                                     -------
                                                                     283,013
                                                                     -------
Captive Business Lending 8.8%

Allstate Corp., 5.95%, 2/18/00 ...................................    34,383
British Gas Capital, Inc., 5.58%, 1/26/00 ........................    34,549
California Pollution Control Financing Authority, 5.39%, 11/15/99     35,000
Capital One Funding Corp., 5.50%, 11/4/99 (a)(b) .................     7,945
Capital One Funding Corp. 5.50%, 11/4/99-11/7/99 (a) .............    77,411
CSW Credit Inc., 5.87%, 2/22/00 ..................................    34,372
Duke Capital Corp., 5.59%-6.01%, 1/19/00-2/4/00 ..................    34,494
Fortis Finance N.V., 6.25%, 1/27/00 ..............................    34,480
Girsa Funding Corp., 6.13%, 4/24/00 ..............................    36,415
Pemex Capital Inc., 5.42%, 11/10/99 ..............................    34,953
Sony Capital Corporation, 5.37%, 12/13/99 ........................    24,845
                                                                     -------
                                                                     388,847
                                                                     -------
Consumer Lending 0.9%

Avco Financial Services, Inc., 5.51%, 11/17/99 (a) ...............    10,000
GMAC Mortgage Corporation of Pennsylvania, 5.48%, 11/1/99 (b) ....    30,000
                                                                     -------
                                                                      40,000
                                                                     -------

                                                                       Value ($)
                                                                  (in thousands)
--------------------------------------------------------------------------------

Consumer Products and Services 3.6%

Anheuser-Busch Inc., 5.28%, 11/16/99 (a) .........................    39,978
China Merchandise Inc., 5.46%, 11/15/99 ..........................    24,947
Coca-Cola Enterprises, Inc., 5.96%, 2/11/00 ......................    34,424
Fortune Brands Inc., 5.58%, 2/15/00 ..............................     9,841
SK Global America, 5.44%, 12/10/99 ...............................    34,796
Wal-Mart Stores Inc., 5.34%, 11/29/99 ............................    17,627
                                                                     -------
                                                                     161,613
                                                                     -------
Diversified Finance 11.8%

Alpine Securitization Corp., 6.00%, 2/24/00 ......................    34,346
American General Finance, 6.07%, 1/27/00 .........................    29,568
Amsterdam Funding Corp., 5.42%, 12/20/99 .........................    34,744
Barton Capital Corp., 6.16%, 1/14/00 .............................    31,398
Clipper Receivables Corp., 5.42%, 11/19/99 .......................    34,906
CXC, Inc., 6.13%, 2/8/00 .........................................    34,421
Enterprise Capital Funding Corp., 5.41%-5.44%, 11/15/99-11/17/99 .    34,414
Four Winds Funding Corp., 5.43%, 11/17/99 ........................    34,916
Galaxy Funding, 5.45%, 11/12/99 ..................................    34,942
General Electric Capital Corp., 6.02%-6.13%, 1/12/00-2/17/00 (a) .    34,823
Giro Funding US Corp., 5.40%, 11/22/99 ...........................    34,890
Knight Ridder Inc., 6.21%, 2/7/00 ................................    19,668
Moriarty LLC, 5.97%, 2/14/00 .....................................    34,406
Norwest Financial Inc., 5.44%, 11/7/99 (a) .......................    24,987
Variable Funding Capital Corp., 5.41%, 11/10/99 ..................    34,953
Windmill Funding Corp., 6.14%, 1/27/00 ...........................    34,490
                                                                     -------
                                                                     521,872
                                                                     -------
Financial Services 5.7%

Bear Stearns Cos., Inc., 5.35%, 11/8/99 (a) ......................    10,000
Beta Finance, 5.63%-5.98%, 1/18/00-1/28/00 .......................    34,543
Forrestal Funding Master, 5.95%, 1/21/00 .........................    34,543
Goldman Sachs Group, L.P., 5.42%, 11/2/99 (a) ....................    30,000
National Rural Utility, 5.40%-5.48%, 11/2/99-12/25/99 (a) ........    34,997
Omnicom Finance Inc., 5.39%, 11/16/99 ............................    19,955
Sigma Finance, 5.01%-5.35%, 11/15/99-12/15/99 (a) ................    87,834
                                                                     -------
                                                                     251,872
                                                                     -------
Health Care 0.8%

Baxter International, Inc., 5.92%-6.02%, 1/28/00-2/8/00 ..........    34,477
                                                                     -------

                                                                       Value ($)
                                                                  (in thousands)
--------------------------------------------------------------------------------

Metals and Mining 1.5%

Banco de Galicia Y Bueno, 5.44%-5.48%, 11/22/99-12/13/99 .........    34,811
HYLSA SA, 6.00%, 2/17/00 .........................................    29,474
                                                                     -------
                                                                      64,285
                                                                     -------
Municipal and State Obligations 1.3%

Oakland-- Alameda County Coliseum, California, 5.42%, 11/15/99 ...    37,350
Texas, General Obligation, 5.35%-5.38%, 11/3/99-11/13/99 (a) .....    19,755
                                                                     -------
                                                                      57,105
                                                                     -------
Utilities 4.4%

AES Hawaii Inc., 5.42%, 11/10/99 .................................    34,953
Baltimore G & E, 5.51%, 11/14/99 (a) .............................    10,000
Bell Atlantic Network, 5.34%, 12/10/99 ...........................    24,857
Brazos River Authority, Texas, 6.09%, 2/8/00 .....................    19,435
Georgia Power Co., 5.90%, 2/4/00 .................................    19,696
GTE Corp., 6.11%, 2/18/00 ........................................    34,366
Northern States Power Co., 5.38%, 12/06/99 .......................    34,819
Southern Cal Edison, 5.51%, 11/25/99 (a) .........................    15,000
                                                                     -------
                                                                     193,126
                                                                     -------

--------------------------------------------------------------------------------
Total Corporate Obligations (average maturity: 60 days)            3,335,991
--------------------------------------------------------------------------------

Bank Obligations 23.7%
--------------------------------------------------------------------------------

Certificates of Deposit and Bank Notes -- U.S. Banks 11.9%

Allfirst Bank, 5.59%, 9/5/00 .....................................     9,498
American Express Centurian Bank, 5.38%-5.40%,
 11/15/99-11/22/99 (a) ...........................................    30,000
Amsouth Bank, 5.27%-5.60%, 11/11/99-12/11/99 (a) .................    34,999
Comerica Bank, 5.4%, 11/1/99 (a) .................................    24,996
CS First Boston, Inc., 5.47%, 11/1/99 (a) ........................    60,000
Dresdner US Finance, Inc., 5.38%, 11/26/99 (a) ...................    59,983
First Bank Corp., 5.46%, 11/21/99 (a) ............................    15,005
First National Bank of Boston, 5.92%, 3/6/00 (a) .................    15,000
First National Bank of Maryland, 5.36%, 11/7/99 (a) ..............    25,474
First Union National Bank, 5.50%, 11/16/99 (a) ...................    27,000
Fleet National Bank, 5.54%, 11/15/99 (a) .........................    30,021
Harris Trust and Savings Bank, 5.41%, 11/1/99 (a) ................    44,992
Huntington National Bank, 5.42%, 11/5/99 (a) .....................    25,000
J.P. Morgan & Co., Inc., 5.39%, 11/3/99 (a) ......................    27,000
Mellon Bank, 5.48%, 11/30/99 (a) .................................    14,996

                                                                       Value ($)
                                                                  (in thousands)
--------------------------------------------------------------------------------
National City Cleveland, 5.39%, 11/14/99 (a) .....................    24,990
PNC Bank, N.A., 5.39%-5.45%, 11/3/99-11/28/99 (a) ................    35,001
U.S. Bank, N.A., 5.36%, 11/21/99 (a) .............................    19,991
                                                                     -------
                                                                     523,946
                                                                     -------

Certificates of Deposit -- Foreign Banks 11.8%

Abbey National, N.A., 5.42%, 12/15/99 (a) ........................     9,935
Bank of Montreal, 5.40%, 11/1/99 (a) .............................    34,992
Barclays Bank PLC, 5.39%, 11/1/99 (a) ............................    24,992
Bayerische Hypo-Und Vereinsbank AG, 5.33%, 11/19/99 (a) ..........    89,980
Bayerische Landesbank, 5.30%, 11/10/99 (a) .......................    69,978
Commerzbank A.G., 5.16%-5.34%, 11/1/99-11/12/99 (a) ..............    54,987
Den Danske Bank, 5.33%, 11/17/99 (a) .............................    24,995
Deutsche Bank Financial Inc., 5.13%-5.39%, 11/1/99-1/26/00 (a) ...    64,980
Royal Bank of Canada, 5.39%, 11/1/99 (a) .........................    19,995
SE Banken, 5.42%, 11/26/99 (a) ...................................    29,990
Skandinav Enskilda Bank, 5.39%, 11/22/99 (a) .....................    29,993
Svenska Handelsbanken, 5.43%, 12/23/99 (a) .......................    34,729
Toronto-Dominion Bank, 5.41%, 12/29/99 ...........................    30,000
                                                                     -------
                                                                     519,546
                                                                     -------

--------------------------------------------------------------------------------
Total Bank Obligations (average maturity: 19 days)                 1,043,492
--------------------------------------------------------------------------------

U.S. Government Agency Notes 0.8%
--------------------------------------------------------------------------------

Federal Home Loan Bank, 5.30%, 11/1/99 ...........................     5,999
Student Loan Marketing Association, 5.54%, 11/2/99 ...............    29,999
                                                                     -------
--------------------------------------------------------------------------------
Total U.S. Government Agency Notes (average maturity: 2 days)         35,998
--------------------------------------------------------------------------------
================================================================================
--------------------------------------------------------------------------------
Total Investments -- 100% (average maturity: 50 days)              4,415,481
--------------------------------------------------------------------------------
      Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

      (a) Variable rate securities. The rates shown are the current rates at October 31, 1999. The dates shown represent the demand date or the next interest rate change date.

      (b) Illiquid securities. At October 31, 1999, the aggregate value of illiquid securities was $37,945 in the Money Market Portfolio, which represented 0.9% of net assets.

      See accompanying Notes to Financial Statements.

Financial Statements

Statement of Assets and Liabilities
October 31, 1999 (in thousands) (Unaudited)

Assets
--------------------------------------------------------------------------------
      Investments, at amortized cost:
        Short-term securities ..................................  $4,415,481
      Receivable for:
        Interest ...............................................       9,249
        Fund shares sold .......................................       5,185
      Other assets .............................................          13
                                                                  ----------
      Total assets .............................................   4,429,928

Liabilities and Net Assets
--------------------------------------------------------------------------------
      Due to custodian bank ....................................      15,332
      Payable for:
        Dividends ..............................................       7,482
        Accrued management fee .................................       2,206
        Other accrued expenses .................................       4,232
                                                                  ----------
      Total liabilities ........................................      29,252
      --------------------------------------------------------------------------
      Net assets applicable to shares outstanding                 $4,400,676
      --------------------------------------------------------------------------
The Pricing of Shares
--------------------------------------------------------------------------------
      Institutional Shares:
        Net assets applicable to shares outstanding ............    $183,805
        Shares outstanding .....................................     183,805
                                                                  ----------
      Net asset value and redemption price per share ...........       $1.00
                                                                  ----------
      Premier Shares:
        Net assets applicable to shares outstanding ............        $104
        Shares outstanding .....................................         104
                                                                  ----------
      Net asset value and redemption price per share ...........       $1.00
                                                                  ----------
      Retail Shares:
        Net assets applicable to shares outstanding ............      $5,022
        Shares outstanding .....................................       5,022
                                                                  ----------
      Net asset value and redemption price per share ...........       $1.00
                                                                  ----------
      Service Shares:
        Net assets applicable to shares outstanding ............  $4,211,745
        Shares outstanding .....................................   4,211,745
                                                                  ----------
      Net asset value and redemption price per share ...........       $1.00
                                                                  ----------

See accompanying Notes to Financial Statements.

Financial Statements

Statement of Operations
Six months ended October 31, 1999 (in thousands) (Unaudited)

Investment Income
--------------------------------------------------------------------------------
      Interest income .............................................  $ 104,891
                                                                     ---------
      Expenses:
      Management fee ..............................................      3,789
      Distribution fees ...........................................     11,659
      Custodian fees and transfer agent fees and related expenses .      5,259
      Registration fees ...........................................        509
      Auditing ....................................................         15
      Legal .......................................................          5
      Reports to shareholders .....................................         50
      Trustees' fees and expenses .................................          8
      Administrative service fees .................................         28
      Other .......................................................         12
                                                                     ---------
      Total expenses, before expense reduction ....................     21,334
      Expense reductions ..........................................     (1,763)
                                                                     ---------
      Expenses, net ...............................................     19,571
      ------------------------------------------------------------------------
      Net investment income                                          $  85,320
      ------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Financial Statements

Statement of Changes in Net Assets (in thousands)

                                                       Six months
                                                          Ended          Year
                                                         October         Ended
                                                          1999         April 30,
Operations, dividends and capital share activity      (Unaudited)        1999
--------------------------------------------------------------------------------
      Net investment income ......................  $     85,320   $     98,581
                                                    ------------   ------------
      Dividends to shareholders from net
      investment income ..........................       (85,320)       (98,581)
                                                    ------------   ------------
Capital share transactions (dollar amounts and
number of shares are the same)
--------------------------------------------------------------------------------
      Institutional Shares (a):
      Shares sold ................................       214,970            101
      Shares issued in reinvestment of dividends .         1,392              1
                                                    ------------   ------------
                                                         216,362            102
      Shares redeemed ............................       (32,659)            --
                                                    ------------   ------------
      Net increase from capital share transactions       183,703            102
                                                    ------------   ------------
      Premier Shares (a):
      Shares sold ................................             1            100
      Shares issued in reinvestment of dividends .             2              1
                                                    ------------   ------------
                                                               3            101
      Shares redeemed ............................            --             --
                                                    ------------   ------------
      Net increase from capital share transactions             3            101
                                                    ------------   ------------
      Retail Shares (a):
      Shares sold ................................         6,272            270
      Shares issued in reinvestment of dividends .            43              3
                                                    ------------   ------------
                                                           6,315            273
      Shares redeemed ............................        (1,565)            (1)
                                                    ------------   ------------
      Net increase from capital share transactions         4,750            272
                                                    ------------   ------------
      Service Shares:
      Shares sold ................................    14,832,817     21,381,309
      Shares issued in reinvestment of dividends .        78,542         96,946
                                                    ------------   ------------
                                                      14,911,359     21,478,255
      Shares redeemed ............................   (14,042,999)   (20,129,927)
                                                    ------------   ------------
      Net increase from capital share transactions       868,360      1,348,328
                                                    ------------   ------------
      Total increase in net assets ...............     1,056,816      1,348,803
                                                    ------------   ------------
      Net Assets:
      Beginning of year ..........................     3,343,860      1,995,057
                                                    ------------   ------------
      End of year ................................  $  4,400,676   $  3,343,860
                                                    ------------   ------------

See accompanying Notes to Financial Statements.
(a) For the six months ended October 31, 1999 and the period from January 22, 1999 (commencement of operations) to April 30, 1999, respectively.

Financial Highlights

                                            Six Months
                                              Ended
                                            October 31,           January 22,
                                                1999                1999 to
Money Market Portfolio -- Retail Shares     (Unaudited)         April 30, 1999
--------------------------------------------------------------------------------
Per Share Operating Performance:
                                           -------------------------------------
Net asset value, beginning of period ...   $      1.00      $         1.00
                                           -------------------------------------
Net investment income ..................           .02                 .01
Less dividends declared ................          (.02)               (.01)
                                           -------------------------------------
Net asset value, end of period .........   $      1.00      $         1.00
                                           -------------------------------------
--------------------------------------------------------------------------------
Total Return (Not Annualized) ..........          2.31%               1.18%
Ratios to Average Net Assets (Annualized):
Expenses ...............................           .67%                .67%
Net investment income ..................          4.60%               4.38%

Supplemental Data For All Classes:
--------------------------------------------------------------------------------
Net assets at end of year (in
  thousands) (a) .......................   $ 4,400,676         $ 3,343,860

(a) Includes net assets of the Institutional, Premier, Retail, and Service Share classes.

Notes to Financial Statements (Unaudited)

1. Description of the fund

Cash Account Trust (the fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and the Tax-Exempt Portfolio. Effective January 22, 1999, the Money Market Portfolio was divided into four share classes including Institutional, Premier, Retail, and Service Shares. Shares of the Money Market Portfolio outstanding prior to January 22, 1999, were redesignated as Service Shares. On November 16, 1999, the Board terminated the Premier class, changed the name of Retail Shares to Premium Reserve Money Market Shares for the Money Market Portfolio and, for all three Portfolios, created a new class called Premium Money Market Shares. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Money Market Portfolio have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the fund in the preparation of its financial statements.

2. Significant accounting policies

Security valuation. The portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase agreements. The portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal income taxes. The portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

Distribution of income and gains. All of the net investment income of each portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment transactions and interest income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses are allocated between the portfolios in proportion to their relative net assets.

3. Transactions with affiliates

Management agreement. The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the six months ended October 31, 1999, the portfolio incurred management fees as follows:

                                                          Management
                                                             fees
                                                          ----------
     Money Market Portfolio ...........................   $3,789,000

Distribution agreement. The fund has a distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the fund pays KDI an annual fee of .60% of average daily net assets for the Money Market Portfolio (applicable to Service Shares only) pursuant to separate Rule 12b-1 plans for the portfolio. For the six months ended October 31, 1999, the portfolio incurred distribution fees as follows:

                                                         Distribution
                                                             fees
                                                          ----------
     Money Market Portfolio (after expense waiver) ....   $9,911,000

Administrative services agreement. The fund has an administrative and shareholder services agreement with KDI. For providing information and administrative services to shareholders, the Retail and Premier Shares of the Money Market Portfolio each pay KDI a fee at an annual rate of up to .25% of average daily net assets. Institutional Shares of the Money Market Portfolio pay KDI a fee at an annual rate of up to .15% of average daily net assets. For the six months ended October 31, 1999, the Money Market Portfolio did not impose $15,000 and the amount imposed aggregated $13,000 in administrative services fees, of which $1,000 is unpaid at October 31, 1999. Shareholder services agreement. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company
(KSvC) is the shareholder service agent of the fund. Under the agreement, for the six months ended October 31, 1999, KSvC received shareholder services fees as follows:

                                                          Shareholder
                                                         services fees
                                                          ----------
     Money Market Portfolio ...........................   $4,562,000

Officers and trustees. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the six months ended October 31, 1999, the portfolio made no payments to their officers and incurred trustees' fees to independent trustees as follows:

                                                        Trustees' fees
                                                          ----------
     Money Market Portfolio ...........................   $    8,000

Expense absorption. Scudder Kemper has agreed temporarily to limit the portfolios' operating expenses to 1.00% of average daily net assets of the Money Market Portfolio Service Shares. In addition, Scudder Kemper has agreed temporarily to waive and absorb certain operating expenses of the Money Market Portfolio Institutional Shares. For the six months ended October 31, 1999, Scudder Kemper absorbed expenses as follows:

                                                           Expenses
                                                          absorbed by
                                                            Scudder
                                                            Kemper
                                                          ----------
     Money Market Portfolio ...........................   $1,763,000

4. Line of credit

The fund and several Kemper funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Officers and Trustees

Kathryn L. Quirk*
  Chairperson, Assistant Secretary, and Trustee

Dr. Rosita P. Chang
  Trustee; Professor of Finance,
  University of Rhode Island

Edgar R. Fiedler
  Trustee; Senior Fellow and Economic Counsellor,
  The Conference Board, Inc.

Dr. J. D. Hammond
  Trustee; Dean, Smeal College of Business Administration,
  Pennsylvania State University

Richard M. Hunt
  Trustee; University Marshal and Senior Lecturer,
  Harvard University

Paul Secord
  President; Farmers Investment Trust

Frank J. Rachwalski, Jr.*
  Vice President

Ann M. McCreary*
  Vice President

John Millette*
  Vice President and Secretary

John R. Hebble*
  Treasurer

Caroline Pearson*
  Assistant Secretary

* Scudder Kemper Investments, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Farmers Financial Solutions --
      helping you get to where you want to be.

      Working with your Farmers agent*
      to better understand your financial
      needs, clarify your goals, and
      develop steps you can take towards
      those goals.

      *The securities are offered through your agent, a registered representative of Investors Brokerage Services, Inc.


      Scudder Kemper Investments is the adviser to Farmers Money Market Portfolio. Scudder Kemper Investments has over 80 years of money management experience and offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined long-term investment strategies. Scudder Kemper Investments manages more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

      This information must be preceded or accompanied by a current prospectus.

      Portfolio changes should not be considered recommendations for action by individual investors.

      Kemper Distributors, Inc. is the principal underwriter of Farmers Money Market Portfolio.

      Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.


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